Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Management and franchise contracts, net	$ 817	$ 872				$ 953				$ 817		$ 872	$ 953
Revenue from Contract with Customer, Excluding Assessed Tax	2,484	2,288	$ 2,253	$ 2,291	$ 2,074	2,068	$ 2,091	$ 2,076	$ 1,896	4,688	$ 4,365	8,906	8,131	$ 6,576
Payments to Acquire Intangible Assets										43	38	103	75	55
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Management and franchise contracts, net		$ 19				$ 20						19	20
The Blackstone Group And Affiliates [Member]
Related Party Transaction [Line Items]
Payments to Acquire Intangible Assets													11
Management and franchise
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	609			565						1,141	1,043	2,157	1,927	1,521
Management and franchise | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax												10	10	12
Management and franchise | The Blackstone Group And Affiliates [Member]
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													24	42
Reimbursement Revenue
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,480			1,330						2,829	2,584	5,238	4,727	3,597
Reimbursement Revenue | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax												22	22	21
Reimbursement Revenue | The Blackstone Group And Affiliates [Member]
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax													113	144
Other expenses from managed and franchised properties
Related Party Transaction [Line Items]
Cost of Goods and Services Sold	$ 1,458			$ 1,327						$ 2,841	$ 2,602	5,323	4,899	3,609
Other expenses from managed and franchised properties | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Cost of Goods and Services Sold												$ 22	22	21
Other expenses from managed and franchised properties | The Blackstone Group And Affiliates [Member]
Related Party Transaction [Line Items]
Cost of Goods and Services Sold													$ 113	$ 144